Trade and Other Receivables - Summary of Credit Risk Exposure on Trade Receivables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [line items]
Trade receivable	₽ 20,748	₽ 20,803
Expected credit losses	(5,984)	(6,200)
Current [member]
Trade and other receivables [line items]
Trade receivable	11,088	11,585
Expected credit losses	(253)	(169)
30 days [member]
Trade and other receivables [line items]
Trade receivable	2,442	2,023
Expected credit losses	(103)	(59)
31-60 days [member]
Trade and other receivables [line items]
Trade receivable	590	502
Expected credit losses	(129)	(99)
61-90 days [member]
Trade and other receivables [line items]
Trade receivable	430	352
Expected credit losses	(121)	(126)
91-180 days [member]
Trade and other receivables [line items]
Trade receivable	385	444
Expected credit losses	(88)	(134)
181-365 days [member]
Trade and other receivables [line items]
Trade receivable	547	659
Expected credit losses	(175)	(565)
1 year [member]
Trade and other receivables [line items]
Trade receivable	5,266	5,238
Expected credit losses	₽ (5,115)	₽ (5,048)